Goodwill and Intangible Assets - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived intangible assets (excluding goodwill)	$ 35,997,000		$ 35,997,000
Impairment of intangible assets, finite-lived	0	$ 0
Amortization of intangible assets	$ 2,799,000	$ 2,156,000